Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2015
Short-term borrowings
Schedule of short-term borrowings

	As of March 31, 2015	As of March 31, 2014
Royal Bank of Scotland	$809	$—
Deutsche Bank AG, London Branch	—	9,082
BNP Paribas Dublin Branch	—	8,034
Citibank Europe PLC	—	2,414
Citibank Europe PLC (overdraft)	—	598
Other	524	348

Total	$1,333	$20,476